Note 5 - Long-term Bank Loans (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Interest Expense, Total	$ 1,247,821	$ 1,880,548
Restricted Cash [Member]
Cash Deposits	$ 3,487,300		$ 3,733,036
Minimum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount	120.00%
Maximum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount	130.00%